Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED SEPTEMBER 14, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED JANUARY 1, 2026, OF
FRANKLIN TEMPLETON SMACS: SERIES H
(THE “FUND”)
Although the Fund is classified as a non‑diversified fund, the Fund is currently operating as a diversified fund, and under current law, shareholder approval would be required for the Fund to resume operating as non‑diversified. Effective immediately, all references to the Fund’s non‑diversified classification and related disclosure in the Fund’s Summary Prospectus, Prospectus, and SAI are deleted.

Franklin Templeton SMACS: Series H
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED SEPTEMBER 14, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED JANUARY 1, 2026, OF
FRANKLIN TEMPLETON SMACS: SERIES H
(THE “FUND”)
Although the Fund is classified as a non‑diversified fund, the Fund is currently operating as a diversified fund, and under current law, shareholder approval would be required for the Fund to resume operating as non‑diversified. Effective immediately, all references to the Fund’s non‑diversified classification and related disclosure in the Fund’s Summary Prospectus, Prospectus, and SAI are deleted.